UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-07445

SEI Asset Allocation Trust
(Exact name of registrant as specified in charter)

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One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices)

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Timothy D. Barto, Esquire
SEI Asset Allocation Trust
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

CC:

Timothy W. Levin, Esquire
Morgan, Lewis & Brockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

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Registrant’s telephone number, including area code: 1-800-342-5734
Date of Fiscal Year End: March 31
Date of Reporting Period: July 1, 2019 to June 30, 2020

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of  SEI Asset Allocation Trust:

Fund Name : DEFENSIVE STRATEGY FUND

Fund Name : CONSERVATIVE STRATEGY FUND

Fund Name : MODERATE STRATEGY FUND

Fund Name : AGGRESSIVE STRATEGY FUND

Fund Name : CORE MARKET STRATEGY FUND

Fund Name : MARKET GROWTH STRATEGY

Fund Name : DEFENSIVE STRATEGY ALLOCATION

Fund Name : CONSERVATIVE STRATEGY ALLOCATION FUND

Fund Name : MODERATE STRATEGY ALLOCATION FUND

Fund Name : TAX-MANAGED AGGRESSIVE STRATEGY FUND

Fund Name : CORE MARKET STRATEGY ALLOCATION FUND

Fund Name : MARKET GROWTH STRATEGY ALLOCATION FUND

Non-Voting Funds

Fund Name : DEFENSIVE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : CONSERVATIVE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : MODERATE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : AGGRESSIVE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : CORE MARKET STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : MARKET GROWTH STRATEGY
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : DEFENSIVE STRATEGY ALLOCATION
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : CONSERVATIVE STRATEGY ALLOCATION FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : MODERATE STRATEGY ALLOCATION FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : TAX-MANAGED AGGRESSIVE STRATEGY FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : CORE MARKET STRATEGY ALLOCATION FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : MARKET GROWTH STRATEGY ALLOCATION FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By: /s/ Robert Nesher
Robert Nesher
President
Date: August 24, 2020